Interim Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	17,741,008	17,556,738
Common shares, shares outstanding	17,741,008	17,556,738
Series B Preferred Shares [Member]
Preferred shares, shares authorized	44,000	44,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	16,655	14,428
Preferred shares, shares outstanding	16,655	14,428
Series C Preferred Shares [Member]
Preferred shares, shares authorized	250,000	250,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	250,000	250,000
Preferred shares, shares outstanding	250,000	250,000